Stock Options and Restricted Stock Units - Schedule of Company’s RSUs (Details) - RSUs [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Company’s RSUs [Line Items]
Number of Units, Unvested Beginning Balance	188,418	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Beginning Balance (in Dollars per share)	$ 6.06	$ 6.06
Number of Units, Granted	243,172	3,000
Wtd. Avg. Grant Date Fair Value per Unit, Granted (in Dollars per share)	$ 3.19
Number of Units, Vested	(243,172)	(95,210)
Wtd. Avg. Grant Date Fair Value per Unit, Vested (in Dollars per share)	$ 3.19
Number of Units, Forfeited		(2,000)
Wtd. Avg. Grant Date Fair Value per Unit, Forfeited (in Dollars per share)
Number of Units, Unvested Ending Balance	188,418	188,418
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Ending Balance (in Dollars per share)	$ 6.06	$ 6.06
Number of Units, Vested	338,382
Wtd. Avg. Date Fair Value per Unit, Vested (in Dollars per share)	$ 4